Vessels and subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
DHT Tiger Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Tiger
DWT	299,900
Flag State	Hong Kong
Year Built	2017
DHT Puma Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Puma
DWT	299,900
Flag State	Hong Kong
Year Built	2016
DHT Panther Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Panther
DWT	299,900
Flag State	Hong Kong
Year Built	2016
DHT Lion Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Lion
DWT	299,900
Flag State	Hong Kong
Year Built	2016
DHT Leopard Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Leopard
DWT	299,900
Flag State	Hong Kong
Year Built	2016
DHT Jaguar Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Jaguar
DWT	299,900
Flag State	Hong Kong
Year Built	2015
DHT Opal Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Opal
DWT	320,105
Flag State	IOM
Year Built	2012
Samco Theta Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Sundarbans
DWT	314,240
Flag State	Hong Kong
Year Built	2012
Samco Iota Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Taiga
DWT	314,240
Flag State	Hong Kong
Year Built	2012
DHT Peony Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Peony
DWT	320,142
Flag State	IOM
Year Built	2011
DHT Lotus Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Lotus
DWT	320,142
Flag State	IOM
Year Built	2011
Samco Eta Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Amazon
DWT	314,240
Flag State	RIF
Year Built	2011
Samco Kappa Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Redwood
DWT	314,240
Flag State	Hong Kong
Year Built	2011
DHT Edelweiss Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Edelweiss
DWT	301,021
Flag State	Hong Kong
Year Built	2008
Samco Epsilon Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT China
DWT	317,794
Flag State	RIF
Year Built	2007
Samco Delta Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Europe
DWT	317,260
Flag State	RIF
Year Built	2007
DHT Bauhinia Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Bauhinia
DWT	301,019
Flag State	IOM
Year Built	2007
DHT Hawk Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Hawk
DWT	298,923
Flag State	Hong Kong
Year Built	2007
Samco Gamma Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Scandinavia
DWT	317,826
Flag State	Hong Kong
Year Built	2006
DHT Falcon Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Falcon
DWT	298,971
Flag State	Hong Kong
Year Built	2006
DHT Lake Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Lake
DWT	298,564
Flag State	IOM
Year Built	2004
DHT Raven Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Raven
DWT	298,563
Flag State	IOM
Year Built	2004
DHT Condor, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Condor
DWT	320,050
Flag State	Hong Kong
Year Built	2004
DHT Eagle, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Eagle
DWT	309,064
Flag State	Hong Kong
Year Built	2002
DHT Utah, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Utah
DWT	299,498
Flag State	IOM
Year Built	2001
DHT Utik, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Utik
DWT	299,450
Flag State	IOM
Year Built	2001
Chris Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Chris
DWT	309,285
Flag State	Hong Kong
Year Built	2001
Ann Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Ann
DWT	309,327
Flag State	Hong Kong
Year Built	2001
DHT Phoenix, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Phoenix
DWT	307,151
Flag State	Hong Kong
Year Built	1999
Cathy Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Cathy
DWT	115,000
Flag State	Marshall Islands
Year Built	2004
Sophie Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Sophie
DWT	115,000
Flag State	Marshall Islands
Year Built	2003